Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Non-Current Assets [Abstract]
Schedule Of Other Non-Current Assets

	December 31,
	2013	2012
	(in thousands)
Deposits and other	$ 1,223	$ 1,988
Debt issuance costs—net	3,535	3,851
Non-current receivable	4,327	3,829
Note receivable	206	-
Deferred expenses	349	16
Total	$ 9,640	$ 9,684